Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
18.	LEASES
The Company has entered into leases primarily for real estate, manufacturing equipment and vehicles with terms that range from 1 year to 33 years, excluding land use rights which generally extend over 90 years. These leases often include options to extend the term of the lease for up to 12 years or to terminate the lease within 1 year. When it is reasonably certain that the option will be exercised, the impact of the option is included in the lease term for purposes of determining total future lease payments.
Costs associated with the Company’s operating lease expense were as follows:

2019
Operating lease expense	$316
Short-term lease expense	25
Variable lease expense	27

Total lease expense	$368

Supplemental information related to the Company’s operating leases was as follows:

2019
Operating cash flows – cash paid relating to operating leases	$344
Right-of-use assets obtained in exchange for new operating lease liabilities	104
Weighted-average remaining lease term – operating leases, in years	11 years
Weighted-average discount rate – operating leases	4.8%

At December 31, 2019, the Company had commitments under operating leases requiring annual payments as follows:

Total
2020	$297
2021	270
2022	247
2023	221
2024	194
2025 and thereafter	1,126

2,355
Less: amount representing interest	529

Total lease liabilities	$1,826

Current operating liabilities	$225
Non-current operating lease liabilities	1,601

Total lease liabilities	$1,826

As of December 31, 2019, the Company has additional operating leases, primarily for manufacturing facilities, that have not yet commenced of $22 million. These operating leases will commence during 2020 and have lease terms of 1 to 8 years.
The Company’s future minimum lease commitments, as of December 31, 2018, under Accounting Standard Codification Topic 840, the predecessor to Topic 842, were as follows:

Total
2019	$310
2020	283
2021	254
2022	230
2023	199
Thereafter	714

$1,990

For the year ended December 31, 2018, operating lease expense was $330 million reflected in Cost of good sold and $31 million in Selling, general and administrative expenses, respectively, in the consolidated statement of income.
The Company’s finance leases were not material for any of the periods presented.